Prepayment and Other Current Assets	12 Months Ended
Dec. 31, 2011
Prepayment and Other Current Assets

5. Prepayment and Other Current Assets

The following is a summary of prepayment and other current assets:

	As of December 31,
	2010	2011	2011
	RMB	RMB	US$
Prepaid rental and deposit	3,405	4,634	736
Prepayment to suppliers and other business related expenses	14,442	30,265	4,809
Receivable related to exercise of employee option	—	10,924	1,736
Others	1,542	511	81

Total	19,389	46,334	7,362

Prepayment to suppliers and other business related expenses mainly consist of business related staff advance, and the Group’s prepaid content licenses fee to third-party content suppliers for the rights to access and present on the Group’s website the contents produced by these suppliers during a certain period. These content licenses generally have a licensing period of one to three years, and are amortized over the license period on a straight-line basis. The portion of the prepaid content license cost that relates a license period that is more than 12 months from the balance sheet dates are classified as other non-current asset. Receivable related to exercise of employee option mainly includes the receivable from the option exercise agency which amount was collected in January 2012.